NOTES PAYABLE - Term Loan Due to SPE Member (Details) - Notes payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	May 31, 2020
Debt Instrument [Line Items]
Repayment of debt	$ 22,240	$ 25,796
Term Loan Due to SPE Member
Debt Instrument [Line Items]
Face amount of debt			$ 13,300
Imputed interest			$ 1,200
Repayment of debt		$ 4,800
Fixed interest rate		12.50%
Balloon payment due at maturity		$ 8,700		$ 3,000	$ 5,900